Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues
Net licensing revenue	$ 11,546,000	$ 10,432,000
Design and service fee revenue	1,619,000	2,271,000
Net retail sales	203,000	0
Total revenues	13,368,000	12,703,000
Cost of goods sold	93,000	0
Gross profit	13,275,000	12,703,000
Operating expenses
Salaries, benefits and employment taxes	6,520,000	5,475,000
Other design and marketing costs	473,000	728,000
Other selling, general and administrative expenses	2,494,000	2,050,000
Stock-based compensation	4,810,000	4,623,000
Depreciation and amortization	893,000	856,000
Total operating expenses	15,190,000	13,732,000
Other expenses (income)
Loss (gain) on extinguishment of debt	1,351,000	(422,000)
Gain on reduction of contingent obligations	(5,122,000)	(6,300,000)
Total other income	(3,771,000)	(6,722,000)
Operating income	1,856,000	5,693,000
Interest and finance expense
Interest expense - term loan	882,000	1,148,000
Other interest and finance charges	844,000	1,027,000
Total interest and finance expense	1,726,000	2,175,000
Income before income taxes	130,000	3,518,000
Income tax benefit	(1,402,000)	(766,000)
Net income	$ 1,532,000	$ 4,284,000
Net income per share:
Basic (in dollars per share)	$ 0.17	$ 0.62
Diluted (in dollars per share)	$ 0.16	$ 0.57
Weighted average number of common shares outstanding:
Basic (in shares)	9,193,101	6,936,452
Diluted (in shares)	9,791,493	7,577,561